Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,079,943	$ 1,139,933	$ 993,524
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	498,680	562,869	429,655
Undrawn commitments	104,645	98,879	100,161
Other exposures	123,447	126,724	110,492
Total	726,772	788,472	640,308
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	300,786	299,511	302,373
Undrawn commitments	52,385	51,950	50,843
Total	353,171	351,461	353,216
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	914,502
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	434,587
Undrawn commitments	100,993
Other exposures	113,144
Total	648,724
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	213,393
Undrawn commitments	52,385
Total	265,778
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	165,441
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	64,093
Undrawn commitments	3,652
Other exposures	10,303
Total	78,048
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	87,393
Total	$ 87,393	$ 87,000	$ 92,000